Sep. 30, 2021
MassMutual RetireSMART by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MASSMUTUAL SELECT FUNDS
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2025 Fund
MassMutual RetireSMART SM by JPMorgan 2030 Fund
MassMutual RetireSMART SM by JPMorgan 2035 Fund
MassMutual RetireSMART SM by JPMorgan 2040 Fund
MassMutual RetireSMART SM by JPMorgan 2045 Fund
MassMutual RetireSMART SM by JPMorgan 2050 Fund
MassMutual RetireSMART SM by JPMorgan 2055 Fund
MassMutual RetireSMART SM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated February 1, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to each Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path.” Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.
An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market/Cash and Cash Equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE